March 26, 2020

U.S. Securities and Exchange Commissionvia electronic filing
100 F Street, N.E.
Washington, D.C.  20549

RE:Vanguard Windsor Funds

File No. 2-14336

Amendment to Registration Statement on Form N-14

Commissioners:

On behalf of Vanguard Windsor Fund (the “Windsor Fund”), a series of Vanguard Windsor Funds, we are hereby filing an amendment to the Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) filed with the Commission on March 23, 2020.  This Pre-Effective Amendment No. 1 to the Registration Statement is being filed for the sole purpose of adding the series and class codes for the Windsor Fund Investor Shares to the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database.

It is proposed that the Registration Statement still become effective on April 22, 2020.

If you have any questions or comments, please contact me at (610) 669-2531 or elizabeth_bestoso@vanguard.com. Thank you for your time and consideration.

Sincerely,

/s/ Elizabeth Bestoso

Elizabeth Bestoso

Associate Counsel
Office of the General Counsel

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission